Cash and Cash Equivalents and Short-term Investments	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents and Short-term Investments
Cash and Cash Equivalents and Short-term Investments
6.	Cash and Cash Equivalents and Short-term Investments

Cash and cash equivalents as of December 31, 2025 and 2024, consisted of:

	2025		2024
Cash and bank accounts	Ps.	2,538,819	Ps.	3,905,893
Highly liquid investments (1)		25,068,425		42,287,280
Total cash and cash equivalents	Ps.	27,607,244	Ps.	46,193,173

(1)Highly liquid investments with an original maturity of three months or less at the date of acquisition.

Short-term investments as of December 31, 2025, amounted to Ps.11,397,798, and consisted of investments in financial instruments with a maturity of over three months and up to one year at the date of acquisition.